CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	$ 325,338	$ 1,170,462
China [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	787	128,093
Insured bank account	71,136				¥ 500,000
Not insured amount (in Dollars)	0	30,578
HONG KONG
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	96,178	1,042,371
Insured bank account	102,802			$ 800,000
Not insured amount (in Dollars)	0	909,606
SINGAPORE
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	228,373	0
Insured bank account	77,660					$ 100,000
Not insured amount (in Dollars)	$ 150,713	$ 0
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	19.00%	64.00%	53.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	18.00%	21.00%	19.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	16.00%	12.00%	13.00%
Customer Concentration Risk [Member] | Customers Four [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	15.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	14.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers One [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	99.00%	75.00%	29.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Two [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage		25.00%	26.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Three [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage			24.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Four [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage			10.00%